Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies [Line Items]
Callable commitments, amount	$ 39.0	$ 45.0
Callable commitments funded	6.0
Increase in callable commitments	$ 38.8	$ 46.1
Minimum
Commitments and Contingencies [Line Items]
Minority interest, ownership percentage by noncontrolling owners upon funding	60.00%
Maximum
Commitments and Contingencies [Line Items]
Minority interest, ownership percentage by noncontrolling owners upon funding	90.00%